STOCK-BASED COMPENSATION - Weighted Average Assumptions Used to Calculate the Fair Value of Stock Option Awards (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%	0.00%
Expected Life in Years	6 years 3 months 18 days	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free Interest Rate	0.79%	1.64%
Expected Volatility	64.10%	55.60%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk Free Interest Rate	2.19%	2.75%
Expected Volatility	87.50%	74.10%